Income Taxes Income Tax Examination (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 29, 2013
Settlement with Taxing Authority [Member]
Income Tax Examination [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 92
United States - Federal [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2008 and forward
United States - Various States [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2001 and forward
Australia [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2009 and forward
Canada [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2006 and forward
Denmark [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2007 and forward
France [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2009 and forward
Germany [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2006 and forward
India [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2007 and forward
United Kingdom [Member]
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2010 and forward